Trade payables and other current liabilities	12 Months Ended
Dec. 31, 2021
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17.- Trade payables and other current liabilities

Trade payables and other current liabilities as of December 31, 2021 and 2020 are as follows:

	Balance as of December 31,
Item	2021	2020
Trade accounts payables	79,052	51,421
Down payments from clients	542	416
Other accounts payables	34,313	40,720
Total	113,907	92,557

Trade accounts payables mainly relate to the operation and maintenance of the plants.

Nominal values of trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.